SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Schedule of segment information

	For the year ended December 31, 2022
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	254,442	217,643	472,085	68,446
Cost of sales	(225,245)	(399,249)	(624,494)	(90,543)
Gross profit (loss)	29,197	(181,606)	(152,409)	(22,097)

	For the year ended December 31, 2021
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	324,458	161,175	485,633
Cost of sales	(253,826)	(288,704)	(542,530)
Gross profit (loss)	70,632	(127,529)	(56,897)

	For the year ended December 31, 2020
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	115,959	107,052	223,011
Cost of sales	(52,725)	(157,203)	(209,928)
Gross profit (loss)	63,234	(50,151)	13,083

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Segment assets
Network	1,849,432	2,048,126	296,951
Hospital	4,380,519	3,956,808	573,683
Total segment assets	6,229,951	6,004,934	870,634

Schedule of net revenue by country based upon the sales location that predominately represents the customer location

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Revenues from PRC	199,370	485,633	472,085	68,446
Revenues from Singapore	23,641	—	—	—
Total revenues	223,011	485,633	472,085	68,446

Schedule of total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
PRC	3,989,426	3,862,975	560,079
Singapore	—	—	—
Total long-lived assets	3,989,426	3,862,975	560,079